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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended July 31, 2006. This one series has an April 30 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 1.9%
FIXED-RATE 1.9%
FHLMC, 6.00%, 06/01/2035	$2,181,784	$2,178,401
GNMA, 5.50%, 12/15/2034	2,109,449	2,067,756

Total Agency Mortgage-Backed Pass Through Securities (cost $4,253,602)		4,246,157

CORPORATE BONDS 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
TRW Automotive, Inc., 9.375%, 02/15/2013 ( cost $271,029)	250,000	266,875

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 7.9%
CONSUMER DISCRETIONARY 0.3%
Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	350,000	676,000

CONSUMER STAPLES 1.4%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	603,163

Food Products 0.7%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,550,389

Tobacco 0.4%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	550,000	1,025,535

ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Total SA, 4.875%, 09/22/2011 CAD	1,700,000	1,518,740

FINANCIALS 5.5%
Commercial Banks 5.5%
Bank Nederlandse Gemeenten NV, 4.375%, 05/13/2015 CAD	1,450,000	1,249,649
Europaeische Hypothekenbank SA, 4.38%, 12/15/2015 CAD	2,000,000	1,726,745
European Investment Bank:
8.00%, 10/21/2013 ZAR	4,670,000	648,045
8.50%, 12/12/2007 ZAR	20,000,000	2,882,810
FCE Bank plc, 5.75%, 12/15/2006 GBP	330,000	614,223
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	13,800,000	2,227,856
Landwirtsch Rentenbank, 7.00%, 12/27/2007 NZD	2,000,000	1,225,687
Rabobank Nederland, 4.00%, 09/23/2010 CAD	2,200,000	1,899,647

		12,474,662

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $18,112,114)		17,848,489

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 17.0%
Australia, 5.25%, 03/15/2019 AUD	12,100,000	8,778,041
Canada:
4.50%, 04/28/2011 CAD	2,575,000	2,268,471
5.25%, 11/30/2011 CAD	1,900,000	1,733,348
6.25%, 06/16/2015 NZD	5,600,000	3,345,103
Colombia, 9.75%, 02/11/2008 GBP	100,000	197,981
France, 4.25%, 04/25/2019 EUR	1,600,000	2,090,162
Hong Kong, 4.33%, 12/07/2015 HKD	15,450,000	1,953,582
Korea, 5.25%, 09/10/2015 KRW	4,700,000,000	4,995,311
Mexico:
8.00%, 12/19/2013 MXN	38,400,000	3,471,522
10.00%, 12/05/2024 MXN	40,200,000	4,087,014
New Zealand, 6.00%, 07/15/2008 NZD	3,400,000	2,073,302
Singapore, 3.625%, 07/01/2014 SGD	5,500,000	3,526,926

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $38,130,590)		38,520,763

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
		Principal Amount	Value

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes:
2.00%, 01/15/2016		$1,019,620	$984,213
4.50%, 02/15/2036		2,087,000	1,905,529

Total U.S. Treasury Obligations (cost $2,911,833)			2,889,742

YANKEE OBLIGATIONS–CORPORATE 0.7%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
OAO Gazprom, 9.625%, 03/01/2013		500,000	587,500

FINANCIALS 0.2%
Commercial Banks 0.2%
Kazkommerts International BV, 7.00%, 11/03/2009		500,000	498,750

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., 9.65%, 08/23/2011 144A		500,000	548,763

Total Yankee Obligations-Corporate (cost $1,654,937)			1,635,013

YANKEE OBLIGATIONS-GOVERNMENT 1.6%
Brazil:
7.875%, 03/07/2015		500,000	540,500
9.25%, 10/22/2010		600,000	670,500
Colombia:
8.25%, 12/22/2014		500,000	543,750
10.50%, 07/09/2010		600,000	688,800
Turkey, 9.00%, 06/30/2011		500,000	542,500
Venezuela, 10.75%, 09/19/2013		500,000	607,750

Total Yankee Obligations-Government (cost $3,623,405)			3,593,800

	Country	Shares	Value

COMMON STOCKS 68.0%
CONSUMER DISCRETIONARY 6.0%
Automobiles 0.3%
DaimlerChrysler AG	Germany	12,596	650,202

Hotels, Restaurants & Leisure 0.5%
Ladbrokes plc	United Kingdom	40,131	289,567
OPAP SA	Greece	21,110	766,371

			1,055,938

Internet & Catalog Retail 0.2%
Gus plc	United Kingdom	18,939	356,100

Household Durables 0.4%
Electrolux AB	Sweden	35,600	516,074
Husqvarna AB *	Sweden	35,600	382,735

			898,809

Media 3.2%
Arnoldo Mondadori Editore SpA	Italy	74,944	729,968
Gestevision Telecinco SA	Spain	7,069	171,930
Independent News & Media plc	Ireland	287,186	851,095
John Fairfax Holdings, Ltd	Australia	173,540	531,553
Macquarie Communications Infrastructure Group	Australia	352,933	1,637,767
Mediaset SpA	Italy	68,867	781,180
PagesJaunes SA +	France	24,158	679,833
Pearson plc	United Kingdom	69,673	946,236
West Australian Newspapers Holdings, Ltd	Australia	57,985	376,973
Wolters Kluwer NV	Netherlands	21,170	498,665

			7,205,200

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
Marks & Spencer Group plc	United Kingdom	11,704	$130,420
PPR SA	France	6,766	904,047

			1,034,467

Specialty Retail 0.8%
H&M Hennes & Mauritz AB, Class B	Sweden	40,700	1,510,304
Lindex AB	Sweden	27,500	370,041

			1,880,345

Textiles, Apparel & Luxury Goods 0.2%
Benetton Group SpA	Italy	33,285	485,558
Burberry Group plc	United Kingdom	7,970	70,722

			556,280

CONSUMER STAPLES 6.9%
Beverages 2.3%
C&C Group plc	Ireland	49,054	513,825
Coca-Cola Amatil, Ltd	Australia	61,267	321,369
Diageo plc +	United Kingdom	141,337	2,484,539
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	578,382
Scottish & Newcastle plc	United Kingdom	129,895	1,295,788

			5,193,903

Food & Staples Retailing 0.5%
Woolworths, Ltd	Australia	79,448	1,158,343

Food Products 1.9%
Koninklijke Wessanen NV	Netherlands	52,518	764,786
Unilever NV	Netherlands	150,198	3,570,570

			4,335,356

Personal Products 0.8%
Shiseido Co., Ltd	Japan	89,000	1,777,284

Tobacco 1.4%
British American Tobacco Malaysia Berhad	Malaysia	53,100	613,390
British American Tobacco plc +	United Kingdom	94,651	2,551,478
Gallaher Group plc	United Kingdom	7,220	120,243

			3,285,111

ENERGY 6.4%
Oil, Gas & Consumable Fuels 6.4%
BP plc +	United Kingdom	380,038	4,579,173
Eni SpA +	Italy	69,490	2,131,285
Royal Dutch Shell plc, Class B +	United Kingdom	139,719	5,144,491
Total SA, Class B +	France	39,544	2,689,844

			14,544,793

FINANCIALS 19.4%
Capital Markets 3.5%
Macquarie Bank, Ltd	Australia	13,845	655,722
Nomura Holdings, Inc	Japan	16,500	292,806
UBS AG	Switzerland	89,934	4,892,205
Vontobel Holding AG	Switzerland	56,284	2,110,507

			7,951,240

Commercial Banks 11.0%
ABN AMRO Holding NV	Netherlands	81,894	2,266,929
Allied Irish Banks plc	Ireland	28,414	687,084
Australia & New Zealand Banking Group, Ltd	Australia	102,305	1,978,087

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Banco Bilboa Vizcaya Argentaria SA	Spain	38,613	$820,756
Banco Santander Central Hispano SA	Spain	36,977	560,200
Bank Leumi Le-Israel BM	Israel	212,958	754,812
Bank of Ireland	Ireland	11,149	196,536
Barclays plc	United Kingdom	108,689	1,275,104
BNP Paribas SA	France	11,920	1,160,268
Danske Bank AS	Denmark	12,200	467,809
Hang Seng Bank, Ltd	Hong Kong	109,700	1,401,930
HBOS plc	United Kingdom	44,042	801,769
HSBC Holdings plc - London Exchange +	United Kingdom	196,429	3,563,077
Lloyds TSB Group plc +	United Kingdom	301,169	3,032,490
Nordea Bank AB	Sweden	74,500	932,716
Royal Bank of Canada	Canada	25,500	1,037,307
Royal Bank of Scotland Group plc +	United Kingdom	64,849	2,110,337
Societe Generale +	France	12,229	1,824,571

			24,871,782

Diversified Financial Services 1.7%
Fortis NV	Belgium	12,097	430,358
Guoco Group, Ltd	Bermuda	76,000	909,635
ING Groep NV	Netherlands	63,056	2,559,807

			3,899,800

Insurance 2.9%
Assurances Generales de France SA	France	12,543	1,515,722
Cathay Financial Holding Co., Ltd	Taiwan	90,000	192,390
Legal & General Group plc +	United Kingdom	704,364	1,634,910
Promina Group, Ltd	Australia	94,362	396,695
QBE Insurance Group, Ltd	Australia	81,353	1,373,629
TrygVesta A/S	Denmark	23,511	1,424,738

			6,538,084

Real Estate Management & Development 0.3%
Westfield Group Australia	Australia	53,254	750,338

HEALTH CARE 2.4%
Health Care Providers & Services 0.4%
Parkway Holdings, Ltd	Singapore	551,000	893,523

Pharmaceuticals 2.0%
GlaxoSmithKline plc +	United Kingdom	159,874	4,423,166

INDUSTRIALS 5.0%
Aerospace & Defense 0.5%
BAE Systems plc	United Kingdom	183,894	1,227,270

Airlines 0.1%
Singapore Airlines, Ltd	Singapore	38,000	312,926

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	795,627

Commercial Services & Supplies 0.3%
De La Rue plc	United Kingdom	61,660	620,283

Construction & Engineering 0.4%
Skanska AB, Class B	Sweden	61,000	956,212

Electrical Equipment 0.8%
Schneider Electric SA +	France	16,992	1,747,300

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 0.8%
Barloworld, Ltd	South Africa	36,050	$602,256
Far Eastern Textile, Ltd	Taiwan	585,000	440,367
Fraser & Neave, Ltd	Singapore	165,000	422,260
Wesfarmers, Ltd	Australia	14,292	387,421

			1,852,304

Machinery 1.1%
Aker Yards ASA	Norway	17,680	1,232,146
Sandvik AB	Sweden	58,000	603,442
SKF AB, Class B	Sweden	49,000	693,333

			2,528,921

Transportation Infrastructure 0.6%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	458,781
Macquarie Airports	Australia	393,249	927,482

			1,386,263

INFORMATION TECHNOLOGY 2.3%
Office Electronics 0.5%
Canon, Inc	Japan	18,000	864,879
Oce NV	Netherlands	13,707	221,318

			1,086,197

Semiconductors & Semiconductor Equipment 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd	Taiwan	67,980	113,764

Software 1.7%
Nintendo Co., Ltd	Japan	21,400	3,995,413

MATERIALS 3.5%
Chemicals 1.4%
Akzo Nobel NV	Netherlands	29,920	1,664,855
BASF AG	Germany	13,675	1,100,687
Imperial Chemical Industries plc	United Kingdom	64,807	448,852

			3,214,394

Construction Materials 0.6%
Lafarge SA	France	9,132	1,104,696
Siam Cement Co	Thailand	26,000	155,204

			1,259,900

Containers & Packaging 0.6%
Rexam plc	United Kingdom	153,553	1,448,605

Metals & Mining 0.2%
JFE Holdings, Inc	Japan	13,000	519,206

Paper & Forest Products 0.7%
Stora Enso Oyj, Class R	Finland	20,800	307,414
UPM-Kymmene Oyj	Finland	57,700	1,279,536

			1,586,950

TELECOMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 7.0%
BCE, Inc. +	Canada	66,429	1,515,207
Belgacom SA	Belgium	10,228	345,315
Bell Aliant Regional Communications Income Fund	Canada	15,628	484,771
BT Group plc	United Kingdom	285,090	1,266,202
Chunghwa Telecom Co., Ltd., ADR	Taiwan	115,127	2,137,908
Deutsche Telekom AG +	Germany	198,696	3,071,153
France Telecom	France	6,758	141,576

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
KT Corp	South Korea	3,930	$161,298
Maroc Telecom	Morocco	147,811	1,935,341
Telecom Italia SpA	Italy	207,205	499,988
Telefonica SA	Spain	259,670	4,391,741

			15,950,500

Wireless Telecommunication Services 1.8%
StarHub, Ltd	Singapore	394,000	539,093
Vodafone Group plc +	United Kingdom	1,396,970	3,033,754
Vodafone Group plc ### 	United Kingdom	1,596,537	447,374

			4,020,221

UTILITIES 7.3%
Electric Utilities 2.7%
E.ON AG +	Germany	14,078	1,697,258
Endesa SA	Spain	20,431	698,398
Enel SpA	Italy	152,869	1,349,350
Fortum Oyj	Finland	34,400	932,461
Hong Kong Electric Holdings, Ltd	Hong Kong	44,500	211,901
ScottishPower plc	United Kingdom	100,384	1,134,541

			6,023,909

Gas Utilities 0.7%
Korea Gas Corp	South Korea	28,340	1,032,595
Snam Rete Gas SpA	Italy	112,081	518,642

			1,551,237

Multi-Utilities 3.4%
Australian Gas Light Co., Ltd	Australia	99,021	1,442,198
National Grid plc +	United Kingdom	220,615	2,511,939
SUEZ +	France	27,249	1,129,864
United Utilities plc +	United Kingdom	222,759	2,746,499

			7,830,500

Water Utilities 0.5%
AWG plc	United Kingdom	8,842	213,409
Kelda Group plc	United Kingdom	12,481	193,987
Severn Trent plc	United Kingdom	28,908	700,960

			1,108,356

Total Common Stocks (cost $143,677,147)			154,396,322

PREFERRED STOCKS 0.8%
CONSUMER DISCRETIONARY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG	Germany	16,739	693,859

UTILITIES 0.5%
Electric Utilities 0.5%
RWE AG	Germany	13,588	1,081,360

Total Preferred Stocks (cost $1,360,415)			1,775,219

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $1,652,966)	United States	1,652,966	1,652,966

Total Investments (cost $215,648,038) 100.0%			226,825,346
Other Assets and Liabilities 0.0%			40,219

Net Assets 100.0%			$226,865,565

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
+	All or a portion of this security is pledged as collateral for written call options.
###	Delayed delivery shares received from spinoff.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:

United Kingdom	23.7%
Australia	9.3%
France	7.4%
Netherlands	6.8%
United States	5.5%
Canada	4.6%
Germany	4.5%
Mexico	3.6%
Japan	3.3%
Switzerland	3.1%
Sweden	3.0%
Spain	3.0%
Italy	2.9%
South Korea	2.7%
Singapore	2.5%
Luxembourg	2.3%
Hong Kong	1.6%
Taiwan	1.3%
Finland	1.1%
Ireland	1.0%
New Zealand	0.9%
Morocco	0.9%
Denmark	0.8%
Norway	0.5%
Brazil	0.5%
Bermuda	0.4%
Belgium	0.3%
Greece	0.3%
Israel	0.3%
Colombia	0.3%
Malaysia	0.3%
Venezuela	0.3%
South Africa	0.3%
Philippines	0.2%
Turkey	0.2%
Portugal	0.2%
Thailand	0.1%

100.0%

At July 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2006	In Exchange for U.S. $	Unrealized Gain

08/02/2006	3,546,071 EUR	$4,530,398	$4,500,000	$30,398
10/12/2006	1,000,000,000 JPY	8,807,176	8,795,075	12,101

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2006	In Exchange for	U.S. Value at July 31, 2006	Unrealized Gain (Loss)

10/12/2006	865,110,000 JPY	$7,621,300	6,000,000 EUR	$7,700,118	$ (78,818)
10/12/2006	518,962,500 JPY	4,571,868	2,500,000 GBP	4,677,385	(105,517)
09/14/2006	398,762,500 JPY	3,500,037	4,750,000 AUD	3,634,349	(134,312)
09/14/2006	143,785,200 JPY	1,262,038	2,028,000 NZD	1,246,947	15,091
09/14/2006	619,616,800 JPY	5,438,530	8,954,000 NZD	5,505,506	(66,976)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2006	In Exchange for U.S. $	Unrealized Loss

08/02/2006	600,000 EUR	$766,549	$765,252	$1,297

At July 31, 2006, the Fund had written call options outstanding as follows:

Expiration Date	Index	Number of Contracts	Strike Price/Rate	Market Value	Premium Received

08/18/2006	CAC 40 Index	251	4,850 EUR	$ 624,582	$273,015
08/18/2006	German Stock Index	445	5,450 EUR	754,892	343,301
08/18/2006	FTSE 100 Index	144	5,775 GBP	446,551	172,154
08/18/2006	S&P/Toronto Stock
	Exchange 60
	Index	268	660 CAD	468,950	220,321
08/18/2006	S&P/MIB Index	136	36,000 EUR	373,512	191,903

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $216,051,097. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,452,274 and $4,678,025, respectively, with a net unrealized appreciation of $10,774,249.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         September 27, 2006